Subsequent Events (Details) - USD ($)						1 Months Ended		6 Months Ended		12 Months Ended
	Mar. 27, 2026	Dec. 31, 2025	Sep. 25, 2025	Jul. 26, 2025	Mar. 29, 2024	Aug. 31, 2025	Jul. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2021
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share)					$ 4							$ 0.5
Total proceeds					$ 8				$ 2,850,000	$ 4,400,000	$ 5,150,000
Received an additional payment		$ 2,263,500
Total outstanding principal					$ 89,289			$ 2,425,552
Forecast [Member]
Subsequent Events [Line Items]
Accrued interest balance	$ 120,546
Received an additional payment	2,263,500
Total outstanding balance	4,809,598
Convertible Note Payable [Member] | Forecast [Member]
Subsequent Events [Line Items]
Total outstanding principal	$ 4,689,052
Subsequent Event [Member]
Subsequent Events [Line Items]
Conversion shares (in Shares)						12,000
Shares issued (in Shares)							337,500
Price per share (in Dollars per share)							$ 8
Total proceeds							$ 2,700,000
Shares issued for services (in Shares)			125,000
Subsequent Event [Member] | Convertible Note Payable - Related Party [Member]
Subsequent Events [Line Items]
Accrued interest balance				$ 4,076,051
Conversion shares (in Shares)				509,507
Conversion price per share (in Dollars per share)				$ 8